Annual Operating Expenses - VIPSectorFunds-ServiceClass2 - VIPSectorFunds-ServiceClass2 - Test_BLK_23 - VIP Consumer Staples Portfolio - Service Class 2	Aug. 11, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%	[1]
Total annual operating expenses	0.90%

[1]	A Based on estimated amounts for the current fiscal year.